Warrants and Share-based Payment	3 Months Ended
Mar. 31, 2019
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Warrants and Share-based Payment

Note 6—Warrants and Share-based Payment

Share-based payment

Ascendis Pharma A/S has established warrant programs, equity-settled share-based payment transactions, as an incentive for all our employees, members of our Board of Directors and select external consultants.

Warrants are granted by the Board of Directors in accordance with authorizations given to it by the shareholders of Ascendis Pharma A/S. As of March 31, 2019, 8,132,687 warrants had been granted, of which 19,580 warrants have been cancelled, 2,212,528 warrants have been exercised, 2,168 warrants have expired without being exercised, and 247,634 warrants have been forfeited. As of March 31, 2019, our Board of Directors was authorized to grant up to 2,483,625 additional warrants to our employees, board members and select consultants without pre-emptive subscription rights for the shareholders of Ascendis Pharma A/S. Each warrant carries the right to subscribe for one ordinary share of a nominal value of DKK 1. The exercise price is fixed at the fair market value of our ordinary shares at the time of grant as determined by our Board of Directors.

The exercise prices of outstanding warrants under our warrant programs range from €6.48 to €62.15 depending on the grant dates. Vested warrants may be exercised in two or four annual exercise periods. Apart from exercise prices and exercise periods, the programs are similar.

Warrant Activity

The following table specifies the warrant activity during the three months ended March 31, 2019:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at January 1, 2019	5,611,629	29.03

Granted during the period	54,500	62.05
Exercised during the period	—	—
Forfeited during the period	(15,352)	40.07
Expired during the period	—	—

Outstanding at March 31, 2019	5,650,777	29.32

Vested at the balance sheet date	2,786,556	17.70

Warrant Compensation Costs

Warrant compensation costs are determined with basis in the grant date fair value of the warrants granted and recognized over the vesting period.

	Three months Ended March 31,
	2019	2018
	(EUR’000)
Research and development costs	4,934	2,386
General and administrative expenses	4,501	2,293

Total warrant compensation costs	9,435	4,679